American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
May 31, 2023

Avantis International Large Cap Value ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Australia — 6.5%
Allkem Ltd.(1)	21,321	205,984
ANZ Group Holdings Ltd.	57,758	859,125
Aurizon Holdings Ltd.	212,507	491,884
Bank of Queensland Ltd.	31	110
Bendigo & Adelaide Bank Ltd.	4,675	26,092
BHP Group Ltd., ADR(2)	68,231	3,745,882
BlueScope Steel Ltd.	55,794	672,883
Brambles Ltd.	98,408	878,628
Evolution Mining Ltd.	247,893	558,863
Fortescue Metals Group Ltd.	81,481	1,020,261
Harvey Norman Holdings Ltd.	75,483	165,311
National Australia Bank Ltd.	42	707
New Hope Corp. Ltd.	97,540	292,700
Pilbara Minerals Ltd.	167,175	479,249
Rio Tinto Ltd.	14,833	1,033,623
Santos Ltd.	243,858	1,154,357
Sonic Healthcare Ltd.	3,427	78,380
South32 Ltd.	293,733	750,943
Telstra Group Ltd.	80,951	229,565
Viva Energy Group Ltd.	53,869	110,971
Whitehaven Coal Ltd.	124,508	458,814
Woodside Energy Group Ltd.	21,385	473,186
Woodside Energy Group Ltd., ADR(2)	9,725	214,728
		13,902,246
Austria — 0.2%
Erste Group Bank AG	7,558	245,523
OMV AG	3,634	162,326
Raiffeisen Bank International AG(1)	8,548	125,691
voestalpine AG	254	7,887
		541,427
Belgium — 1.1%
Ageas SA	3,331	133,261
Bekaert SA	791	33,894
Deme Group NV	376	48,030
Etablissements Franz Colruyt NV(2)	3,450	114,299
Euronav NV	1,294	20,515
KBC Ancora	3,959	189,636
KBC Group NV	7,643	502,139
Melexis NV	1,186	108,352
Proximus SADP	6,876	53,370
Solvay SA	4,623	483,681
UCB SA	3,479	303,827
Umicore SA	11,846	329,317
		2,320,321
Canada — 9.5%
ARC Resources Ltd.	49,395	595,287
Bank of Montreal	15,387	1,283,327
Bank of Nova Scotia	29,091	1,405,154
Barrick Gold Corp., (Toronto)(2)	676	11,423

Canadian Imperial Bank of Commerce	26,279	1,083,488
Canadian Natural Resources Ltd.	29,732	1,601,695
Cenovus Energy, Inc.	43,640	697,276
Element Fleet Management Corp.	1,325	20,097
Empire Co. Ltd., Class A	1,852	47,231
Fairfax Financial Holdings Ltd.	400	287,110
First Quantum Minerals Ltd.	34,886	730,871
Great-West Lifeco, Inc.(2)	12,181	344,837
iA Financial Corp., Inc.	9,908	631,484
Imperial Oil Ltd.(2)	9,023	409,574
Keyera Corp.	7,842	175,037
Kinross Gold Corp.	101,419	478,145
Loblaw Cos. Ltd.	87	7,607
Lundin Mining Corp.	54,331	379,817
Magna International, Inc.	14,520	702,522
Manulife Financial Corp.	74,545	1,381,073
MEG Energy Corp.(1)	27,407	414,083
National Bank of Canada	14,167	1,015,641
Northland Power, Inc.(2)	12,933	283,716
Nutrien Ltd.	12,395	653,032
Onex Corp.	278	12,588
Royal Bank of Canada	21,649	1,936,529
Suncor Energy, Inc.	42,537	1,191,663
Teck Resources Ltd., Class B	22,828	891,091
Toronto-Dominion Bank	577	32,661
Tourmaline Oil Corp.	18,906	790,361
West Fraser Timber Co. Ltd.	4,410	297,606
Whitecap Resources, Inc.(2)	62,000	424,295
		20,216,321
Denmark — 0.7%
AP Moller - Maersk A/S, A Shares	15	25,234
AP Moller - Maersk A/S, B Shares	23	38,709
Jyske Bank A/S(1)	36	2,482
Novo Nordisk A/S, ADR	8,141	1,306,305
Vestas Wind Systems A/S(1)	1,339	38,138
		1,410,868
Finland — 1.2%
Cargotec Oyj, B Shares	3,576	191,328
Huhtamaki Oyj	3,500	114,518
Kesko Oyj, B Shares	20,886	395,434
Kone Oyj, B Shares	7,044	358,318
Metsa Board Oyj, Class B(2)	9,419	75,784
Neste Oyj	163	6,159
Nokia Oyj, ADR	6,976	27,974
Orion Oyj, Class B	4,088	173,341
Outokumpu Oyj(2)	24,067	131,743
Sampo Oyj, A Shares	17,548	807,563
Stora Enso Oyj, R Shares	29,770	377,671
		2,659,833
France — 8.5%
Aeroports de Paris	1,203	183,358
Airbus SE	6,838	898,002
ALD SA	8,476	91,474
ArcelorMittal SA, NY Shares(2)	22,146	552,543
AXA SA	33,604	952,696

BNP Paribas SA	5,859	340,632
Bouygues SA	1,573	50,469
Carrefour SA(2)	22,916	421,755
Cie de Saint-Gobain	20,481	1,137,402
Cie Generale des Etablissements Michelin SCA	23,528	671,379
Dassault Aviation SA	1,428	242,219
Eiffage SA	5,267	562,477
Eramet SA	133	11,573
Eurazeo SE	321	21,956
Gaztransport Et Technigaz SA	1,463	146,320
Getlink SE	11,977	203,786
Ipsen SA	2,443	283,250
JCDecaux SE(1)	1,890	38,430
Kering SA	1,777	950,094
La Francaise des Jeux SAEM	7,249	280,255
LVMH Moet Hennessy Louis Vuitton SE	1,704	1,489,855
Neoen SA	263	7,905
Nexans SA	1,773	136,855
Orange SA, ADR(2)	67,892	816,741
Renault SA	13,793	463,274
Safran SA	6,499	943,945
SES SA(2)	2,585	15,350
Societe Generale SA(2)	25,987	604,989
STMicroelectronics NV, NY Shares	31,633	1,374,138
Thales SA	24	3,345
TOTAL SE, ADR	41,231	2,321,305
Ubisoft Entertainment SA(1)	5,223	148,557
Valeo SA	14,620	281,346
Verallia SA	348	12,097
Vinci SA	14,048	1,600,306
		18,260,078
Germany — 9.6%
Allianz SE	8,995	1,926,266
Aurubis AG	181	13,886
BASF SE	27,629	1,313,984
Bayerische Motoren Werke AG	12,178	1,328,075
Bayerische Motoren Werke AG, Preference Shares	2,116	217,844
Commerzbank AG	30,500	308,526
Continental AG	4,173	278,538
Covestro AG(1)	1,410	54,451
Daimler Truck Holding AG	27,786	843,351
Deutsche Bank AG	73,618	745,750
Deutsche Boerse AG	16	2,767
Deutsche Lufthansa AG(1)	73,470	722,941
Deutsche Post AG	34,408	1,551,589
Deutsche Telekom AG	79,830	1,771,073
Dr. Ing. h.c. F. Porsche AG, Preference Shares	3,036	377,999
Encavis AG(1)	11,467	185,979
Fielmann AG	1,165	58,465
Fraport AG Frankfurt Airport Services Worldwide(1)	2,027	103,448
Hannover Rueck SE	3,426	734,376
HelloFresh SE(1)	10,245	244,811
HUGO BOSS AG	6,187	421,421
Infineon Technologies AG	58,540	2,179,386
KION Group AG	443	15,548

Knorr-Bremse AG	4,555	312,512
Krones AG	1,047	117,336
Mercedes-Benz Group AG	26,628	1,990,537
MTU Aero Engines AG	4,145	958,877
Schaeffler AG, Preference Shares	14,809	90,601
Sixt SE	1,332	146,543
Sixt SE, Preference Shares	1,429	102,079
Telefonica Deutschland Holding AG	116,165	327,524
VERBIO Vereinigte BioEnergie AG	1,603	57,171
Volkswagen AG	832	125,909
Volkswagen AG, Preference Shares	5,543	694,436
Wacker Chemie AG	784	104,429
		20,428,428
Hong Kong — 2.5%
AIA Group Ltd.	165,600	1,591,945
ASMPT Ltd.	22,100	188,087
Bank of East Asia Ltd.	86,000	107,690
BOC Hong Kong Holdings Ltd.	77,000	228,509
CK Asset Holdings Ltd.	63,500	342,275
CK Hutchison Holdings Ltd.	56,000	337,606
Hang Lung Group Ltd.	35,000	52,134
Hang Lung Properties Ltd.	112,000	177,384
Henderson Land Development Co. Ltd.	50,000	158,643
Hongkong Land Holdings Ltd.	27,300	117,016
Hysan Development Co. Ltd.	33,000	83,672
Jardine Matheson Holdings Ltd.	7,100	340,452
Kerry Properties Ltd.	32,000	69,877
Man Wah Holdings Ltd.	176,000	115,396
MTR Corp. Ltd.	28,500	131,189
New World Development Co. Ltd.	108,000	258,017
NWS Holdings Ltd.	49,000	40,398
Pacific Basin Shipping Ltd.	217,000	63,402
Sino Land Co. Ltd.	124,000	161,291
SITC International Holdings Co. Ltd.	90,000	156,349
Swire Pacific Ltd., Class A	20,000	133,537
United Energy Group Ltd.	376,000	50,440
WH Group Ltd.	450,000	235,257
Xinyi Glass Holdings Ltd.	145,000	214,543
		5,355,109
Ireland — 0.7%
AIB Group PLC	108,476	448,432
Bank of Ireland Group PLC	1,289	12,181
CRH PLC	10,140	479,851
Glanbia PLC	19,302	279,702
Kingspan Group PLC	32	2,130
Smurfit Kappa Group PLC	5,763	205,337
		1,427,633
Israel — 0.6%
Bank Hapoalim BM	38,454	309,552
Bank Leumi Le-Israel BM	35,374	248,072
Delek Group Ltd.	312	35,534
First International Bank of Israel Ltd.	1,842	69,431
ICL Group Ltd.	23,039	125,447
Israel Corp. Ltd.	186	48,734
Israel Discount Bank Ltd., A Shares	30,314	146,041

Mizrahi Tefahot Bank Ltd.	4,774	153,174
Strauss Group Ltd.(1)	110	2,548
ZIM Integrated Shipping Services Ltd.	4,849	61,728
		1,200,261
Italy — 2.9%
Azimut Holding SpA	3,922	78,298
Banca Popolare di Sondrio SpA	630	2,368
BPER Banca	57	146
Brunello Cucinelli SpA	4,433	384,387
CNH Industrial NV	5,164	66,097
De' Longhi SpA	6	118
Eni SpA, ADR(2)	45,712	1,214,111
ERG SpA	1,732	47,661
Intesa Sanpaolo SpA	330,855	768,395
Leonardo SpA	301	3,239
Poste Italiane SpA	53,156	552,546
Salvatore Ferragamo SpA(2)	6,366	102,973
Stellantis NV(2)	88,082	1,342,232
UniCredit SpA	89,984	1,735,096
		6,297,667
Japan — 20.8%
Aeon Co. Ltd.	21,400	423,241
Aeon Mall Co. Ltd.	1,500	18,909
AGC, Inc.	11,900	433,450
Air Water, Inc.	13,200	172,938
Aisin Corp.	5,600	160,688
Alfresa Holdings Corp.	12,500	187,186
Amada Co. Ltd.	1,300	12,400
Asahi Kasei Corp.	4,700	31,875
Asics Corp.	600	16,028
BIPROGY, Inc.	400	9,648
Bridgestone Corp.	10,700	434,996
Canon Marketing Japan, Inc.	700	17,239
Chugai Pharmaceutical Co. Ltd.	1,100	29,605
Cosmo Energy Holdings Co. Ltd.	7,700	215,768
Credit Saison Co. Ltd.	14,600	200,359
CyberAgent, Inc.	1,200	8,495
Dai-ichi Life Holdings, Inc.	34,700	593,500
Daito Trust Construction Co. Ltd.	1,200	113,971
Daiwa Securities Group, Inc.	1,600	7,256
Disco Corp.	300	43,640
Ebara Corp.	5,900	263,268
Electric Power Development Co. Ltd.	12,600	185,519
FP Corp.	100	2,047
Fuji Electric Co. Ltd.	7,500	314,601
Fujitsu Ltd.	6,300	799,218
Fukuoka Financial Group, Inc.	2,500	46,336
Hakuhodo DY Holdings, Inc.	20,800	217,618
Hino Motors Ltd.(1)	4,100	18,191
Hitachi Construction Machinery Co. Ltd.	3,100	76,430
Hitachi Ltd.	24,100	1,387,015
Honda Motor Co. Ltd., ADR	41,202	1,170,549
Horiba Ltd.	3,200	175,145
Hulic Co. Ltd.	27,100	225,770
Ibiden Co. Ltd.	10,600	577,079

IHI Corp.	11,800	272,061
Inpex Corp.	51,500	541,134
Internet Initiative Japan, Inc.	7,200	141,714
Isuzu Motors Ltd.	15,900	184,421
ITOCHU Corp.	31,800	1,073,503
Iwatani Corp.	3,500	165,539
J Front Retailing Co. Ltd.	23,300	227,888
Japan Airlines Co. Ltd.	6,600	126,127
Japan Post Holdings Co. Ltd.	95,100	670,563
Japan Post Insurance Co. Ltd.	12,200	182,868
JFE Holdings, Inc.	35,900	443,535
JGC Holdings Corp.	18,400	223,539
JSR Corp.	500	12,037
JTEKT Corp.	20,600	171,097
Kawasaki Heavy Industries Ltd.	14,700	307,084
KDDI Corp.	40,000	1,233,260
Keikyu Corp.	9,500	89,337
Kintetsu Group Holdings Co. Ltd.	6,400	211,703
Kobe Steel Ltd.	31,200	246,622
Kuraray Co. Ltd.	17,300	163,198
Lawson, Inc.	3,700	161,402
Marubeni Corp.	73,000	1,040,341
Marui Group Co. Ltd.	12,700	212,712
Mazda Motor Corp.	51,700	438,590
MEIJI Holdings Co. Ltd.	2,000	44,879
MINEBEA MITSUMI, Inc.	15,200	292,176
Mitsubishi Chemical Group Corp.	65,100	364,878
Mitsubishi Corp.	42,300	1,691,154
Mitsubishi HC Capital, Inc.	47,800	259,293
Mitsubishi Heavy Industries Ltd.	16,800	708,143
Mitsubishi Motors Corp.	57,400	188,059
Mitsubishi UFJ Financial Group, Inc., ADR	320	2,115
Mitsui Chemicals, Inc.	11,900	299,953
Miura Co. Ltd.	6,300	167,036
MS&AD Insurance Group Holdings, Inc.	9,400	322,102
NEC Corp.	11,900	558,476
NGK Insulators Ltd.	5,100	61,454
Nifco, Inc.	5,900	157,484
NIPPON EXPRESS HOLDINGS, Inc.	5,200	291,565
Nippon Steel Corp.	36,400	708,684
Nippon Telegraph & Telephone Corp.	27,200	772,771
Nippon Yusen KK	26,800	570,353
Nissan Motor Co. Ltd.	118,300	440,591
Niterra Co. Ltd.	10,800	199,501
Nitto Denko Corp.	6,000	426,632
NS Solutions Corp.	1,900	54,987
NSK Ltd.	29,700	179,533
Obayashi Corp.	46,200	371,792
Odakyu Electric Railway Co. Ltd.	12,100	176,163
Oji Holdings Corp.	61,000	234,744
Ono Pharmaceutical Co. Ltd.	12,400	231,869
ORIX Corp., ADR	8,035	678,154
Persol Holdings Co. Ltd.	5,900	111,256
Rakuten Group, Inc.	1,300	5,361
Resonac Holdings Corp.	1,300	19,830

Sanwa Holdings Corp.	16,500	191,884
SBI Holdings, Inc.	19,600	366,403
SCREEN Holdings Co. Ltd.	3,300	344,155
SCSK Corp.	7,400	117,030
Seiko Epson Corp.	12,000	181,983
Sekisui Chemical Co. Ltd.	7,000	96,483
SG Holdings Co. Ltd.	11,700	171,646
Sharp Corp.(1)	17,600	100,835
Shimizu Corp.	41,000	248,302
Shin-Etsu Chemical Co. Ltd.	45,100	1,388,463
Shinko Electric Industries Co. Ltd.	4,400	156,265
Sohgo Security Services Co. Ltd.	2,300	64,813
Sojitz Corp.	18,120	362,296
Sompo Holdings, Inc.	500	20,326
Sony Group Corp., ADR	28,576	2,677,571
Subaru Corp.	29,300	502,559
Sugi Holdings Co. Ltd.	2,300	95,449
SUMCO Corp.	28,400	404,255
Sumitomo Chemical Co. Ltd.	600	1,787
Sumitomo Mitsui Financial Group, Inc., ADR(2)	172,059	1,386,796
Sumitomo Realty & Development Co. Ltd.	200	4,823
Sundrug Co. Ltd.	4,900	139,382
Suntory Beverage & Food Ltd.	2,400	88,276
Taisei Corp.	12,800	406,726
Takashimaya Co. Ltd.	13,800	185,367
TDK Corp.	19,800	755,358
THK Co. Ltd.	9,600	202,085
TIS, Inc.	100	2,799
Tokio Marine Holdings, Inc.	6,300	141,037
Tokyo Century Corp.	800	28,104
Tokyo Electron Ltd.	6,600	897,636
Tokyo Tatemono Co. Ltd.	2,000	24,635
Toppan, Inc.	15,000	320,437
Toray Industries, Inc.	17,400	91,785
Tosoh Corp.	6,800	78,118
Toyota Boshoku Corp.	7,100	115,544
Toyota Motor Corp., ADR(2)	23,003	3,131,398
Toyota Tsusho Corp.	10,800	474,390
Trend Micro, Inc.	5,600	266,303
Yamada Holdings Co. Ltd.	500	1,482
Yamaha Motor Co. Ltd.	17,500	430,543
Zenkoku Hosho Co. Ltd.	2,500	89,315
		44,476,085
Netherlands — 2.4%
ABN AMRO Bank NV, CVA	11,067	161,685
Adyen NV(1)	309	506,093
Aegon NV, NY Shares	18,970	82,140
AerCap Holdings NV(1)	4,075	232,601
ASML Holding NV, NY Shares	2,450	1,771,179
ASR Nederland NV	4,136	176,263
BE Semiconductor Industries NV	12	1,327
DSM-Firmenich AG(1)	2,518	280,023
ING Groep NV, ADR	50,737	622,543
Koninklijke Ahold Delhaize NV	21,944	695,676
Koninklijke KPN NV	64,773	222,835

NN Group NV	4,964	179,087
OCI NV	3,931	87,251
Universal Music Group NV	6,737	133,642
		5,152,345
New Zealand — 0.2%
Air New Zealand Ltd.(1)	45,759	21,348
Chorus Ltd.	20,172	99,380
Fletcher Building Ltd.	31,907	96,268
Ryman Healthcare Ltd.(2)	10,143	38,705
Spark New Zealand Ltd.	34,977	108,562
Summerset Group Holdings Ltd.	3,958	21,734
		385,997
Norway — 0.9%
DNB Bank ASA	5,643	94,531
Equinor ASA, ADR(2)	36,348	920,695
Hafnia Ltd.	16,650	78,807
Norsk Hydro ASA	89,009	538,712
Schibsted ASA, B Shares	3,842	69,339
Schibsted ASA, Class A	3,255	61,706
TGS ASA	26	357
Wallenius Wilhelmsen ASA	9,540	56,090
Yara International ASA	4,126	154,184
		1,974,421
Portugal — 0.3%
Banco Comercial Portugues SA, R Shares	382,092	84,173
EDP Renovaveis SA	60	1,193
Galp Energia SGPS SA	30,164	319,434
Jeronimo Martins SGPS SA	7,120	172,065
NOS SGPS SA	902	3,331
Sonae SGPS SA	17,904	17,274
		597,470
Singapore — 1.3%
City Developments Ltd.	6,300	31,436
DBS Group Holdings Ltd.	5,000	111,950
Golden Agri-Resources Ltd.	466,900	91,385
Jardine Cycle & Carriage Ltd.	3,900	93,221
Keppel Corp. Ltd.	87,900	409,892
Olam Group Ltd.	65,200	68,328
Oversea-Chinese Banking Corp. Ltd.	73,700	668,095
Seatrium Ltd.(1)	10,615	964
Singapore Airlines Ltd.(2)	72,400	343,048
Singapore Exchange Ltd.	1,000	6,857
Singapore Telecommunications Ltd.	1,600	2,943
United Overseas Bank Ltd.	28,400	586,769
UOL Group Ltd.	24,200	113,660
Yangzijiang Financial Holding Ltd.(2)	10,200	2,522
Yangzijiang Shipbuilding Holdings Ltd.	219,100	199,262
		2,730,332
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	28,002	934,453
Aena SME SA	3,182	499,280
Banco Bilbao Vizcaya Argentaria SA, ADR(2)	312,164	2,035,309
Banco Santander SA, ADR(2)	533,756	1,713,357
Mapfre SA(2)	3,867	7,614
Repsol SA	155,205	2,103,406
		7,293,419

Sweden — 2.8%
Atlas Copco AB, A Shares	435	6,363
Atlas Copco AB, B Shares	912	11,518
Avanza Bank Holding AB(2)	13,628	282,984
Axfood AB	204	4,398
Billerud AB(2)	648	5,078
Boliden AB	16,980	518,769
H & M Hennes & Mauritz AB, B Shares(2)	34,482	430,826
Loomis AB	2,387	65,888
Nordea Bank Abp	83,725	826,474
Nordnet AB publ	12,980	182,014
Paradox Interactive AB	3,471	84,710
Saab AB, B Shares	5,485	299,072
Sandvik AB	27,343	482,038
Sinch AB(1)(2)	62,534	131,031
Skanska AB, B Shares	21,775	287,702
SSAB AB, A Shares	2,299	14,743
SSAB AB, B Shares(2)	2,266	14,053
Swedbank AB, A Shares	37,953	583,084
Telefonaktiebolaget LM Ericsson, ADR	79,795	411,742
Telia Co. AB	96,315	224,595
Trelleborg AB, B Shares	6,519	162,362
Volvo AB, A Shares	5,714	110,349
Volvo AB, B Shares	43,015	794,984
Volvo Car AB, Class B(1)(2)	22,145	76,445
		6,011,222
Switzerland — 6.3%
Baloise Holding AG	391	60,111
Cie Financiere Richemont SA, Class A	11,269	1,794,199
DKSH Holding AG	735	52,995
EFG International AG(1)	5,956	57,812
Helvetia Holding AG	1,699	241,751
Holcim AG(1)	167	10,318
Inficon Holding AG	9	10,011
Julius Baer Group Ltd.	4,480	275,133
Kuehne + Nagel International AG	2,164	616,937
Novartis AG, ADR	18,743	1,804,014
OC Oerlikon Corp. AG	400	1,945
Partners Group Holding AG	936	846,179
Roche Holding AG	8,617	2,744,591
Roche Holding AG, Bearer Shares	347	117,466
Schindler Holding AG	21	4,224
Schindler Holding AG, Bearer Participation Certificate	32	6,651
Stadler Rail AG	2,831	107,836
Straumann Holding AG	15	2,204
Sulzer AG	159	12,483
Swatch Group AG	342	19,222
Swatch Group AG, Bearer Shares	213	63,479
Swiss Life Holding AG	1,089	630,063
Swisscom AG	1,220	772,866
UBS Group AG	59,576	1,126,582
VAT Group AG	1,482	612,648
Vontobel Holding AG	1,527	97,937
Zurich Insurance Group AG	2,881	1,348,832
		13,438,489

United Kingdom — 16.9%
3i Group PLC	105,924	2,584,012
Admiral Group PLC	20,540	594,978
Anglo American PLC	6,485	178,651
Antofagasta PLC	14,558	242,233
Ashtead Group PLC	38,370	2,343,392
AstraZeneca PLC, ADR	1	73
Barclays PLC, ADR	329,287	2,476,238
BP PLC, ADR	148,983	5,022,217
BT Group PLC	882,499	1,612,094
Burberry Group PLC	51,799	1,389,170
Coca-Cola HBC AG(1)	20,981	623,311
Glencore PLC	312,192	1,596,597
GSK PLC, ADR	88,961	2,989,090
Haleon PLC, ADR(2)	768	6,175
Hargreaves Lansdown PLC	20,588	205,550
Howden Joinery Group PLC	81,830	668,957
Inchcape PLC	28,621	271,420
International Distributions Services PLC	33,343	81,845
J Sainsbury PLC	87,516	294,933
JD Sports Fashion PLC	381,447	723,708
Legal & General Group PLC	19,907	56,583
Lloyds Banking Group PLC, ADR	553,763	1,201,666
Marks & Spencer Group PLC(1)	62,177	138,410
NatWest Group PLC, ADR(2)	18,329	118,589
Next PLC	15,557	1,230,824
Rightmove PLC	88,514	578,084
Rio Tinto PLC, ADR	32,520	1,920,306
Shell PLC, ADR	92,194	5,162,864
Taylor Wimpey PLC	469,207	668,307
Vodafone Group PLC, ADR	126,743	1,201,524
		36,181,801
TOTAL COMMON STOCKS (Cost $208,846,578)		212,261,773
SHORT-TERM INVESTMENTS — 3.8%
Money Market Funds — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	81,839	81,839
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,120,612	8,120,612
TOTAL SHORT-TERM INVESTMENTS (Cost $8,202,451)		8,202,451
TOTAL INVESTMENT SECURITIES — 103.1% (Cost $217,049,029)		220,464,224
OTHER ASSETS AND LIABILITIES — (3.1)%		(6,728,873)
TOTAL NET ASSETS — 100.0%		$213,735,351

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.8%
Industrials	17.2%
Consumer Discretionary	13.6%
Energy	13.0%
Materials	12.3%
Information Technology	5.6%
Communication Services	5.4%
Health Care	4.8%
Consumer Staples	2.2%
Real Estate	1.1%
Utilities	0.3%
Short-Term Investments	3.8%
Other Assets and Liabilities	(3.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,017,079. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,357,334, which includes securities collateral of $1,236,722.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$3,960,610	$9,941,636	—
Denmark	1,306,305	104,563	—
Finland	27,974	2,631,859	—
France	5,064,727	13,195,351	—
Germany	745,750	19,682,678	—
Israel	61,728	1,138,533	—
Italy	1,214,111	5,083,556	—
Japan	9,046,583	35,429,502	—
Netherlands	2,708,463	2,443,882	—
Norway	920,695	1,053,726	—
Spain	3,748,666	3,544,753	—
Sweden	411,742	5,599,480	—
Switzerland	2,930,596	10,507,893	—
United Kingdom	20,098,742	16,083,059	—
Other Countries	—	33,574,610	—
Short-Term Investments	8,202,451	—	—
	$60,449,143	$160,015,081	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.